Expense Example	Apr. 30, 2026 USD ($)
T-REX 2X LONG BITCOIN DAILY TARGET ETF | T-REX 2X LONG BITCOIN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | T-REX 2X INVERSE BITCOIN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
T-Rex 2X Long Ether Daily Target ETF | T-Rex 2X Long Ether Daily Target ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166